UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Name and address of agent for service)

(800) 287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 95.45%
	Apparel & Textile Products - 0.98%
515	Under Armour, Inc. - Class A (a)	$49,842
	Asset Management - 1.51%
226	Partners Group Holding AG (b)	76,582
	Automotive - 1.03%
1,001	Linamar Corp. (b)	52,469
	Banking - 1.53%
1,926	Home BancShares, Inc.	78,003
	Biotechnology & Pharmaceutical - 7.64%
1,090	Galapagos NV (a)(b)	44,511
440	GW Pharmaceuticals plc - ADR (a)(b)	40,203
2,200	Hikma Pharmaceuticals plc (b)	75,879
462	Jazz Pharmaceuticals plc (a)(b)	61,358
1,140	Medivation, Inc. (a)	48,450
251	United Therapeutics Corp. (a)	32,941
636	USANA Health Sciences, Inc. (a)(b)	85,243
		388,585
	Chemicals - 1.54%
874	Airgas, Inc.	78,074
	Commercial Services - 3.47%
1,312	Cimpress NV (a)(b)	99,856
4,083	Park24 Co. Ltd. (b)	76,443
		176,299
	Consumer Products - 4.04%
741	The Hain Celestial Group, Inc. (a)	38,236
1,685	Inter Parfums, Inc. (b)	41,805
494	J&J Snack Foods Corp.	56,148
38,325	Wilmar International Ltd. (b)	69,214
		205,403
	Consumer Services - 1.68%
3,151	Service Corp. International	85,392
	Electrical Equipment - 1.96%
3,267	Renishaw plc (b)	99,634
	Gaming, Lodging & Restaurants - 5.55%
305	Panera Bread Co. - Class A (a)	58,990
1,078	Papa John's International, Inc.	73,822
1,612	Starbucks Corp.	91,626
1,555	Texas Roadhouse, Inc.	57,846
		282,284
	Hardware - 2.38%
745	Nidec Corp. (b)	50,836
1,444	Parrot SA (a)(b)	70,383
		121,219

	Health Care Facilities & Services - 2.74%
787	Molina Healthcare, Inc. (a)	54,185
6,742	NMC Health plc (b)	84,957
		139,142
	Institutional Financial Services - 1.78%
386	Intercontinental Exchange, Inc.	90,706
	Insurance - 2.98%
1,328	Aflac, Inc.	77,197
571	Berkshire Hathaway, Inc. - Class B (a)	74,458
		151,655
	Iron & Steel - 1.41%
4,179	Steel Dynamics, Inc.	71,795
	Media - 10.30%
121	Alphabet, Inc. - Class A (a)	77,243
2,200	COOKPAD, Inc. (b)	46,085
1,300	CyberAgent, Inc. (b)	50,498
1,361	JC Decaux SA (b)	49,266
7,350	Seek Ltd. (b)	61,908
1,296	Teleperformance (b)	98,113
1,291	VeriSign, Inc. (a)	91,093
4,606	Yandex NV - Class A (a)(b)	49,422
		523,628
	Medical Equipment & Devices - 4.06%
1,021	Coloplast A/S - Class B (b)	72,278
2,278	Globus Medical, Inc. - Class A (a)	47,063
2,320	Myriad Genetics, Inc. (a)	86,954
		206,295
	Metals & Mining - 0.40%
2,749	Hi-Crush Partners LP	20,590
	Oil, Gas & Coal - 1.05%
1,128	Helmerich & Payne, Inc.	53,309
	Passenger Transportation - 2.44%
6,944	WestJet Airlines Ltd. (b)	123,842
	Real Estate - 1.89%
20,755	Regus plc (b)	96,263
	Recreation Facilities & Services - 1.73%
3,476	Flight Centre Travel Group Ltd. (b)	88,077
	Retail - Consumer Staples - 5.90%
573	Costco Wholesale Corp.	82,839
1,526	Dollarama, Inc. (b)	103,064
29,234	The Warehouse Group Ltd. (b)	46,723
2,124	Whole Foods Market, Inc.	67,224
		299,850
	Retail - Discretionary - 10.30%
1,634	Inditex SA (b)	54,647
1,218	Luxottica Group S.p.A - ADR (b)	84,383
584	MercadoLibre, Inc. (b)	53,179
470	Netflix, Inc. (a)	48,532
3,403	SM Investments Corp. (b)	64,835

4,083		SuperGroup plc (a)(b)	84,124
1,792		Ted Baker plc (b)	86,937
1,605		Urban Outfitters, Inc. (a)	47,155
			523,792
		Semiconductors - 2.54%
1,563		ARM Holdings plc - ADR (b)	67,600
810		IPG Photonics Corp. (a)	61,536
			129,136
		Software - 3.30%
1,330		Cerner Corp. (a)	79,747
1,293		Oracle Corp.	46,703
1,700		Transcosmos, Inc. (b)	41,237
			167,687
		Specialty Finance - 4.39%
2,393		Air Lease Corp. (b)	73,991
977		Capital One Financial Corp.	70,852
1,477		PRA Group, Inc. (a)	78,163
			223,006
		Technology Services - 1.16%
1,301		Syntel, Inc. (a)	58,948
		Transportation & Logistics - 2.13%
518		FedEx Corp.	74,582
2,262		Swift Transportation Co. (a)	33,975
			108,557
		Utilities - 1.64%
2,506		ITC Holdings Corp.	83,550
		TOTAL COMMON STOCKS (Cost $4,260,498)	4,853,614

		MONEY MARKET FUNDS - 4.77%
242,405		First American Treasury Obligations Fund - Class Z, 0.00% (c)	242,405
		TOTAL MONEY MARKET FUNDS (Cost $242,405)	242,405

		Total Investments (Cost $4,502,903) - 100.22%	5,096,019
		Liabilities in Excess of Other Assets - (0.22)%	(11,224)
		TOTAL NET ASSETS - 100.00%	$5,084,795

		Percentages are stated as a percent of net assets.

	ADR	- American Depository Receipt
	(a)	Non-income producing security.
	(b)	Global security, as classified by the Fund's Investment Advisor, in accordance to the definition in the Fund's prospectus.
	(c)	The rate quoted is the annualized seven-day yield as of September 30, 2015.

Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$1,016,418
Gross Unrealized Depreciation	(423,302)
Net Unrealized Appreciation	$593,116

EntrepreneurShares Global Fund
Securities by Country of Risk
September 30, 2015 (Unaudited)

Percent of Net
Country	Assets
United States	57.7%
United Kingdom	9.3%
Canada	5.5%
Japan	5.2%
France	4.3%
Australia	2.9%
United Arab Emirates	1.7%
Italy	1.6%
Switzerland	1.5%
Jordan	1.5%
Denmark	1.4%
Singapore	1.4%
Philippines	1.3%
Spain	1.1%
Argentina	1.0%
Russia	1.0%
New Zealand	0.9%
Belgium	0.9%
100.2%

Entrepreneur U.S. All Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 91.88%
	Aerospace & Defense - 1.02%
17,421	KLX, Inc. (a)	$622,626
29,383	TASER International, Inc. (a)	647,161
		1,269,787
	Apparel & Textile Products - 1.49%
29,070	Iconix Brand Group, Inc. (a)	393,026
11,863	Under Armour, Inc. - Class A (a)	1,148,101
25,614	Vera Bradley, Inc. (a)	322,993
		1,864,120
	Asset Management - 0.74%
19,205	Cohen & Steers, Inc.	527,177
7,273	Westwood Holdings Group, Inc.	395,288
		922,465
	Automotive - 0.96%
50,762	Gentex Corp.	786,811
1,660	Tesla Motors, Inc. (a)	412,344
		1,199,155
	Banking - 2.38%
38,469	Fidelity Southern Corp.	813,235
14,172	First Republic Bank	889,576
31,507	Home BancShares, Inc.	1,276,034
		2,978,845
	Biotechnology & Pharmaceutical - 7.99%
2,835	Agios Pharmaceuticals, Inc. (a)	200,123
43,944	Albany Molecular Research, Inc. (a)	765,504
2,173	Alexion Pharmaceuticals, Inc. (a)	339,835
45,105	ARIAD Pharmaceuticals, Inc. (a)	263,413
9,231	Avalanche Biotechnologies, Inc. (a)	76,063
4,656	Clovis Oncology, Inc. (a)	428,166
13,637	Emergent BioSolutions, Inc. (a)	388,518
10,345	FibroGen, Inc. (a)	226,762
5,987	Gilead Sciences, Inc.	587,864
4,613	Intra-Cellular Therapies, Inc. (a)	184,705
9,159	Intrexon Corp. (a)	291,256
20,646	Ironwood Pharmaceuticals, Inc. - Class A (a)	215,131
5,150	Isis Pharmaceuticals, Inc. (a)	208,163
11,662	Karyopharm Therapeutics, Inc. (a)	122,801
5,053	Kite Pharma, Inc. (a)	281,351
7,836	KYTHERA Biopharmaceuticals, Inc. (a)	587,543
11,484	MacroGenics, Inc. (a)	245,987
48,012	MannKind Corp. (a)	154,119
10,260	Medivation, Inc. (a)	436,050
8,927	NewLink Genetics Corp. (a)	319,944
61,537	OPKO Health, Inc. (a)	517,526
1,492	Puma Biotechnology, Inc. (a)	112,437
847	Regeneron Pharmaceuticals, Inc. (a)	393,974
7,768	Sage Therapeutics, Inc. (a)	328,742
28,587	Sagent Pharmaceuticals, Inc. (a)	438,239

23,413	Sangamo BioSciences, Inc. (a)	132,049
6,820	TESARO, Inc. (a)	273,482
2,239	United Therapeutics Corp. (a)	293,846
8,754	USANA Health Sciences, Inc. (a)	1,173,299
1,485	ZIOPHARM Oncology, Inc. (a)	13,380
		10,000,272
	Chemicals - 1.67%
6,544	Airgas, Inc.	584,576
33,095	Globe Specialty Metals, Inc.	401,442
27,511	Huntsman Corp.	266,582
23,723	LSB Industries, Inc. (a)	363,436
1,309	NewMarket Corp.	467,313
		2,083,349
	Commercial Services - 1.77%
20,650	Insperity, Inc.	907,155
27,129	National Research Corp. - Class A	323,920
65,243	Resources Connection, Inc.	983,212
		2,214,287
	Consumer Products - 3.79%
5,103	The Boston Beer Co., Inc. - Class A (a)	1,074,743
74,627	Boulder Brands, Inc. (a)	611,195
13,659	The Hain Celestial Group, Inc. (a)	704,805
28,373	Inter Parfums, Inc.	703,934
8,426	J&J Snack Foods Corp.	957,699
25,923	Seneca Foods Corp. - Class A (a)	683,071
		4,735,447
	Consumer Services - 1.73%
35,477	Carriage Services, Inc.	765,948
17,458	Rent-A-Center, Inc.	423,357
36,174	Service Corp. International	980,315
		2,169,620
	Containers & Packaging - 0.56%
13,353	Silgan Holdings, Inc.	694,890
	Distributors - Discretionary - 0.21%
12,793	PC Connection, Inc.	265,199
	Electrical Equipment - 0.25%
4,096	OSI Systems, Inc. (a)	315,228
	Engineering & Construction Services - 0.40%
38,888	Mistras Group, Inc. (a)	499,711
	Gaming, Lodging & Restaurants - 4.21%
23,516	Diamond Resorts International, Inc. (a)	550,039
52,817	Extended Stay America, Inc.	886,269
5,691	Panera Bread Co. - Class A (a)	1,100,696
12,226	Papa John's International, Inc.	837,237
19,236	Starbucks Corp.	1,093,374
21,528	Texas Roadhouse, Inc.	800,842
		5,268,457
	Hardware - 2.33%
5,500	GoPro, Inc. - Class A (a)	171,710
25,545	Juniper Networks, Inc.	656,762
7,411	NetScout Systems, Inc. (a)	262,127
26,214	Ruckus Wireless, Inc. (a)	311,422
7,929	Super Micro Computer, Inc. (a)	216,145
20,389	Ubiquiti Networks, Inc.	690,983
9,482	ViaSat, Inc. (a)	609,598
		2,918,747

	Health Care Facilities & Services - 5.42%
10,012	DaVita HealthCare Partners, Inc. (a)	724,168
32,768	Diplomat Pharmacy, Inc. (a)	941,425
23,320	LHC Group, Inc. (a)	1,044,036
13,496	Molina Healthcare, Inc. (a)	929,200
7,566	OvaScience, Inc. (a)	64,235
10,981	PAREXEL International Corp. (a)	679,943
68,735	Select Medical Holdings Corp.	741,651
7,160	Universal Health Services, Inc. - Class B	893,640
14,382	VCA, Inc. (a)	757,212
		6,775,510
	Home & Office Products - 3.02%
13,444	Mattress Firm Holding Corp. (a)	561,422
23,900	Meritage Homes Corp. (a)	872,828
63,733	PGT, Inc. (a)	782,641
51,547	TRI Pointe Homes, Inc. (a)	674,750
43,068	William Lyon Homes - Class A (a)	887,201
		3,778,842
	Industrial Services - 0.67%
73,157	Titan Machinery, Inc. (a)	839,842
	Institutional Financial Services - 1.90%
15,366	Evercore Partners, Inc. - Class A	771,988
3,365	Intercontinental Exchange, Inc.	790,741
30,960	Moelis & Co. - Class A	813,010
		2,375,739
	Insurance - 5.99%
16,140	Aflac, Inc.	938,218
34,639	American Equity Investment Life Holding Co.	807,435
15,801	American Financial Group, Inc.	1,088,847
76,740	Citizens, Inc. (a)	569,411
9,705	HCI Group, Inc.	376,263
10,071	Loews Corp.	363,966
17,163	National Interstate Corp.	457,909
8,958	The Navigators Group, Inc. (a)	698,545
80,257	RPX Corp. (a)	1,101,126
19,981	W.R. Berkley Corp.	1,086,367
		7,488,087
	Iron & Steel - 0.57%
41,140	Steel Dynamics, Inc.	706,785
	Media - 3.97%
711	Alphabet, Inc. - Class A (a)	453,881
42,553	Entercom Communications Corp. - Class A (a)	432,338
116,449	Entravision Communications Corp. - Class A	773,221
5,134	Facebook, Inc. - Class A (a)	461,547
26,833	HealthStream, Inc. (a)	585,228
8,832	IAC/InterActive Corp.	576,465
14,663	Nexstar Broadcasting Group, Inc. - Class A	694,293
10,457	Shutterstock, Inc. (a)	316,220
9,506	VeriSign, Inc. (a)	670,743
		4,963,936
	Medical Equipment & Devices - 4.01%
39,872	Bruker Corp. (a)	655,097
5,664	Cepheid, Inc. (a)	256,013
879	Foundation Medicine, Inc. (a)	16,218

30,809	Globus Medical, Inc. - Class A (a)	636,514
14,821	LDR Holding Corp. (a)	511,769
27,527	Masimo Corp. (a)	1,061,441
20,652	Natus Medical, Inc. (a)	814,721
13,211	Ocular Therapeutix, Inc. (a)	185,747
27,159	Vascular Solutions, Inc. (a)	880,223
		5,017,743
	Metals & Mining - 0.13%
22,321	Hi-Crush Partners LP	167,184
	Oil, Gas & Coal - 1.82%
6,000	Clayton Williams Energy, Inc. (a)	232,860
9,405	Devon Energy Corp.	348,831
98,054	Fairmount Santrol Holdings, Inc. (a)	264,746
14,536	Kinder Morgan, Inc.	402,356
76,038	Northern Oil and Gas, Inc. (a)	336,088
51,685	Sanchez Energy Corp. (a)	317,863
126,690	W&T Offshore, Inc.	380,070
		2,282,814
	Real Estate - 0.79%
21,483	Marcus & Millichap, Inc. (a)	988,003
	Renewable Energy - 0.59%
125,959	Ameresco, Inc. - Class A (a)	740,639
	Retail - Consumer Staples - 1.46%
36,861	The Chefs' Warehouse, Inc. (a)	521,952
5,713	Costco Wholesale Corp.	825,928
14,960	Whole Foods Market, Inc.	473,484
		1,821,364
	Retail - Discretionary - 7.05%
2,368	Amazon.com, Inc. (a)	1,212,155
25,577	Barnes & Noble Education, Inc. (a)	325,084
40,470	Barnes & Noble, Inc.	490,092
11,753	Bed Bath & Beyond, Inc. (a)	670,156
18,737	Copart, Inc. (a)	616,447
28,058	Guess?, Inc.	599,319
9,830	L Brands, Inc.	885,978
13,356	Netflix, Inc. (a)	1,379,140
38,520	Sonic Automotive, Inc. - Class A	786,578
69,869	Tile Shop Holdings, Inc. (a)	837,031
23,352	Urban Outfitters, Inc. (a)	686,082
21,125	Zumiez, Inc. (a)	330,184
		8,818,246
	Semiconductors - 3.66%
8,982	Ambarella, Inc. (a)	519,070
65,885	Amkor Technology, Inc. (a)	295,824
9,120	Broadcom Corp. - Class A	469,042
8,587	Cavium, Inc. (a)	526,984
39,337	Cypress Semiconductor Corp. (a)	335,151
4,180	IPG Photonics Corp. (a)	317,555
12,333	Microchip Technology, Inc.	531,429
11,490	Monolithic Power Systems, Inc.	588,288
17,492	NVIDIA Corp.	431,178
11,186	OmniVision Technologies, Inc. (a)	293,744
7,976	Universal Display Corp. (a)	270,386
		4,578,651

	Software - 5.16%
5,754	Akamai Technologies, Inc. (a)	397,371
11,202	Cerner Corp. (a)	671,672
10,662	Cvent, Inc. (a)	358,883
5,795	Envestnet, Inc. (a)	173,676
4,150	Intuit, Inc.	368,312
5,673	LogMeIn, Inc. (a)	386,672
9,555	Oracle Corp.	345,127
9,601	Paycom Software, Inc. (a)	344,772
11,027	PDF Solutions, Inc. (a)	110,270
15,226	Pegasystems, Inc.	374,712
11,815	Rackspace Hosting, Inc. (a)	291,594
6,246	Salesforce.com, Inc. (a)	433,660
9,753	SS&C Technologies Holdings, Inc.	683,100
6,947	Synchronoss Technologies, Inc. (a)	227,862
6,498	Tableau Software, Inc. - Class A (a)	518,410
9,123	VASCO Data Security International, Inc. (a)	155,456
26,428	Veeva Systems, Inc. - Class A (a)	618,679
		6,460,228
	Specialty Finance - 5.30%
18,671	Air Lease Corp.	577,307
2,778	AMERCO	1,093,060
47,494	CAI International, Inc. (a)	478,739
8,357	Capital One Financial Corp.	606,050
2,435	Credit Acceptance Corp. (a)	479,378
5,871	Ellie Mae, Inc. (a)	390,832
11,299	Euronet Worldwide, Inc. (a)	837,143
28,392	Green Dot Corp. - Class A (a)	499,699
2,500	LendingTree, Inc. (a)	232,575
12,006	Liberty Tax, Inc.	279,620
45,409	NewStar Financial, Inc. (a)	372,354
14,741	PRA Group, Inc. (a)	780,094
		6,626,851
	Technology Services - 4.01%
3,118	CoStar Group, Inc. (a)	539,601
10,046	EPAM Systems, Inc. (a)	748,628
8,598	ExlService Holdings, Inc. (a)	317,524
6,700	Forrester Research, Inc.	210,648
11,522	ManTech International Corp. - Class A	296,115
16,905	Medidata Solutions, Inc. (a)	711,869
11,695	Morningstar, Inc.	938,641
17,529	NIC, Inc.	310,439
12,084	Syntel, Inc. (a)	547,526
7,783	Virtusa Corp. (a)	399,346
		5,020,337
	Telecommunications - 1.93%
27,893	General Communication, Inc. - Class A (a)	481,433
11,813	IDT Corp. - Class B	168,926
8,948	j2 Global, Inc.	633,966
59,863	Premiere Global Services, Inc. (a)	822,518
51,289	Vonage Holdings Corp. (a)	301,579
		2,408,422

	Transportation & Logistics - 1.78%
17,425	Echo Global Logistics, Inc. (a)	341,530
4,053	FedEx Corp.	583,551
32,743	Hornbeck Offshore Services, Inc. (a)	443,013
8,958	Old Dominion Freight Lines, Inc. (a)	546,438
21,080	Swift Transportation Co. (a)	316,621
		2,231,153
	Utilities - 0.71%
26,469	ITC Holdings Corp.	882,477
	Waste & Environmental Services & Equipment - 0.44%
12,546	Clean Harbors, Inc. (a)	551,648
	TOTAL COMMON STOCKS (Cost $122,220,028)	114,924,080

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.25%
	Real Estate - 4.25%
23,873	American Assets Trust, Inc.	975,451
46,127	First Industrial Realty Trust, Inc.	966,361
23,353	The GEO Group, Inc.	694,518
34,437	Healthcare Realty Trust, Inc.	855,759
64,725	Medical Properties Trust, Inc.	715,858
48,914	Monmouth Real Estate Investment Corp.	476,912
24,984	RLJ Lodging Trust	631,346
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $6,145,396)	5,316,205

	MONEY MARKET FUNDS - 3.82%
4,777,764	Fidelity Institutional Money Market Funds - Class I, 0.13% (b)	4,777,764
	TOTAL MONEY MARKET FUNDS (Cost $4,777,764)	4,777,764

	Total Investments (Cost $133,143,188) - 99.95%	125,018,049
	Other Assets in Excess of Liabilities - 0.05%	66,950
	TOTAL NET ASSETS - 100.00%	$125,084,999
Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield as of September 30, 2015.

Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized depreciation is as follows:

Gross Unrealized Appreciation	$12,220,542
Gross Unrealized Depreciation	(20,345,681)
Net Unrealized Depreciation	$(8,125,139)

Entrepreneur U.S. Large Cap Fund
Schedule of Investments
September 30, 2015 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 97.39%
	Apparel & Textile Products - 2.95%
7,164	NIKE, Inc. - Class B	$880,957
3,487	Ralph Lauren Corp.	412,024
10,423	Under Armour, Inc. - Class A (a)	1,008,738
		2,301,719
	Asset Management - 1.98%
1,755	BlackRock, Inc.	522,060
20,934	The Charles Schwab Corp.	597,875
11,342	Franklin Resources, Inc.	422,603
		1,542,538
	Banking - 0.78%
4,990	M&T Bank Corp.	608,530
	Biotechnology & Pharmaceutical - 6.95%
17,539	AbbVie, Inc.	954,297
4,967	Alexion Pharmaceuticals, Inc. (a)	776,789
16,500	Gilead Sciences, Inc.	1,620,135
20,859	Mylan NV (a)	839,783
2,648	Regeneron Pharmaceuticals, Inc. (a)	1,231,691
		5,422,695
	Chemicals - 2.14%
4,367	Air Products and Chemicals, Inc.	557,142
12,425	Airgas, Inc.	1,109,925
		1,667,067
	Commercial Services - 2.30%
20,970	Cintas Corp.	1,798,177
	Construction Materials - 0.89%
4,600	Martin Marietta Materials, Inc.	698,970
	Consumer Products - 10.30%
17,861	Brown-Forman Corp. - Class B	1,730,731
13,127	Constellation Brands, Inc. - Class A	1,643,631
18,226	The Estee Lauder Companies, Inc. - Class A	1,470,474
14,179	The JM Smucker Co.	1,617,682
11,657	Monster Beverage Corp. (a)	1,575,327
		8,037,845
	Distributors - Discretionary - 0.94%
20,000	Fastenal Co.	732,200
	Engineering & Construction Services - 0.95%
7,082	SBA Communications Corp. - Class A (a)	741,769
	Gaming, Lodging & Restaurants - 1.31%
17,978	Starbucks Corp.	1,021,869

	Hardware - 3.45%
15,241	Apple, Inc.	1,681,082
39,462	Juniper Networks, Inc.	1,014,568
		2,695,650
	Health Care Facilities & Services - 6.03%
20,575	DaVita HealthCare Partners, Inc. (a)	1,488,190
14,396	UnitedHealth Group, Inc.	1,670,080
12,400	Universal Health Services, Inc. - Class B	1,547,644
		4,705,914
	Home & Office Products - 0.92%
3,967	Mohawk Industries, Inc. (a)	721,161
	Industrial Services - 0.99%
3,600	W.W. Grainger, Inc.	774,036
	Institutional Financial Services - 1.60%
3,340	The Goldman Sachs Group, Inc.	580,358
2,854	Intercontinental Exchange, Inc.	670,662
		1,251,020
	Insurance - 5.13%
24,017	Aflac, Inc.	1,396,108
13,893	American Financial Group, Inc.	957,367
4	Berkshire Hathaway, Inc. - Class A (a)	780,960
24,027	Loews Corp.	868,336
		4,002,771
	Media - 8.13%
263	Alphabet, Inc. - Class A (a)	167,891
2,492	Alphabet, Inc. - Class C (a)	1,516,183
10,871	Comcast Corp. - Class A	618,343
15,397	Facebook, Inc. - Class A (a)	1,384,190
564	The Priceline Group, Inc. (a)	697,589
16,807	Twenty-First Century Fox, Inc. - Class A	453,453
16,135	VeriSign, Inc. (a)	1,138,486
8,549	Viacom, Inc. - Class B	368,889
		6,345,024
	Medical Equipment & Devices - 2.84%
10,750	Danaher Corp.	916,007
11,013	Waters Corp. (a)	1,301,847
		2,217,854
	Metals & Mining - 0.34%
27,210	Freeport-McMoRan, Inc.	263,665
	Oil, Gas & Coal - 5.80%
53,327	Cabot Oil & Gas Corp.	1,165,728
29,103	Devon Energy Corp.	1,079,430
23,611	Helmerich & Payne, Inc.	1,115,856
42,221	Kinder Morgan, Inc.	1,168,678
		4,529,692
	Retail - Consumer Staples - 3.04%
9,570	Costco Wholesale Corp.	1,383,535
1,959	Dollar Tree, Inc. (a)	130,587
27,044	Whole Foods Market, Inc.	855,942
		2,370,064
	Retail - Discretionary - 8.48%
2,056	Amazon.com, Inc. (a)	1,052,446

7,787	Bed Bath & Beyond, Inc. (a)	444,015
25,411	L Brands, Inc.	2,290,293
7,910	Netflix, Inc. (a)	816,787
7,759	Nordstrom, Inc.	556,398
3,195	O'Reilly Automotive, Inc. (a)	798,750
22,430	Urban Outfitters, Inc. (a)	658,993
		6,617,682
	Semiconductors - 2.74%
86,657	NVIDIA Corp.	2,136,095
	Software - 7.90%
28,326	Akamai Technologies, Inc. (a)	1,956,194
20,950	Cerner Corp. (a)	1,256,162
5,398	Intuit, Inc.	479,073
42,302	Oracle Corp.	1,527,948
13,680	Salesforce.com, Inc. (a)	949,802
		6,169,179
	Specialty Finance - 2.58%
2,225	AMERCO	875,471
15,660	Capital One Financial Corp.	1,135,663
		2,011,134
	Transportation & Logistics - 1.50%
10,300	Expeditors International of Washington, Inc.	484,615
4,756	FedEx Corp.	684,769
		1,169,384
	Transportation Equipment - 0.94%
14,000	PACCAR, Inc.	730,380
	Utilities - 3.49%
38,721	ITC Holdings Corp.	1,290,958
14,730	NextEra Energy, Inc.	1,436,912
		2,727,870

	TOTAL COMMON STOCKS (Cost $75,896,493)	76,011,954

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 0.73%
	Real Estate - 0.73%
1,213	Boston Properties, Inc.	143,619
2,180	Equity Residential	163,762
3,640	Prologis, Inc	141,596
1,332	Vornado Realty Trust	120,439
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $630,377)	569,416

	MONEY MARKET FUNDS - 1.84%
1,439,833	Fidelity Institutional Money Market Funds - Class I, 0.13% (b)	1,439,833
	TOTAL MONEY MARKET FUNDS (Cost $1,439,833)	1,439,833

	Total Investments (Cost $77,966,703) - 99.96%	78,021,203
	Other Assets in Excess of Liabilities - 0.04%	31,008
	TOTAL NET ASSETS - 100.00%	$78,052,211

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The rate quoted is the annualized seven-day yield as of September 30, 2015.

Cost for Federal income tax purposes as of September 30, 2015 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year's Federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$6,705,711
Gross Unrealized Depreciation	(6,651,211)
Net Unrealized Appreciation	$54,500

Investment Valuations (Unaudited)
The following is a summary of the Funds' pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value ("NAV") of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers' Automated Quotation System ("NASDAQ")) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter ("OTC") market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companuies other than exchange-traded funds are valued at the reported NAV.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates fair value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determine its NAV per share.

Securities that are not listed on an exchange are valued by the Fund’s investment advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fund’s investment advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors, or other funds, and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;
Level 2:	Other significant observable inputs, other than quoted prices included in Level 1, that are observable for the asset, either directly or indirectly, these inputs may include quoted prices for the identical instrument on inactive market, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;
Level 3:	Unobservable inputs for the assets to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds' perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds' investments as of September 30, 2015.

Global Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stock	$4,853,614	$-	$-	$4,853,614
Money Market Funds	242,405	-	-	242,405
Total Investments	$5,096,019	$-	$-	$5,096,019

U.S. All Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stock	$114,924,080	$-	$-	$114,924,080
Real Estate Investment Trusts	5,316,205	-	-	5,316,205
Money Market Funds	4,777,764	-	-	4,777,764
Total Investments	$125,018,049	$-	$-	$125,018,049

U.S. Large Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stock	$76,011,954	$-	$-	$76,011,954
Real Estate Investment Trusts	569,416	-	-	569,416
Money Market Funds	1,439,833	-	-	1,439,833
Total Investments	$78,021,203	$-	$-	$78,021,203

* For further information regarding security characteristics, please see the Schedule of Investments.

For the period ended September 30, 2015, the Funds had no transfers of securities between levels and no investments in derivate instruments. Transfers between levels are recognized at the end of the reporting period. The Funds did not hold any Level 3 investments at the period ended September 30, 2015.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)/s/ Dr. Joel M. Shulman
  Dr. Joel M. Shulman, President

Date  November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Dr. Joel M. Shulman
   Dr. Joel M. Shulman, President

Date  November 20, 2015

By (Signature and Title)*  /s/ David Cragg
David Cragg, Treasurer

Date  November 20, 2015

* Print the name and title of each signing officer under his or her signature.